PARNASSUS FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

One Market— Steuart Tower #1600, San Francisco, California	94105
(Address of principal executive offices)	(Zip code)

Debra A. Early

Parnassus Funds

One Market—Steuart Tower #1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Item 1: Reports to Shareholders

THE PARNASSUS FUNDS

Semiannual Report June 30, 2007

The Funds that do well by doing good

Parnassus Fund

Parnassus Small-Cap Fund

Parnassus Workplace Fund

Parnassus Mid-Cap Fund

Parnassus Fund	(PARNX)
Parnassus Workplace Fund	(PARWX)
Parnassus Small-Cap Fund	(PARSX)
Parnassus Mid-Cap Fund	(PARMX)

THE PARNASSUS FUNDS

August 6, 2007

Dear Shareholder:

Every summer we bring on interns from college or MBA programs to help us research investment opportunities. This summer, two research interns, Andrew Livingston and Alex Tellez, are helping us find investment opportunities for the funds. Andrew is originally from Palo Alto and will be a senior at Harvard University this fall, studying mathematics and philosophy. He plays on the Harvard golf team and enjoys composing and playing music in his free time. He is also an editor at the Harvard Review of Philosophy.

Alex Tellez recently graduated from Brown University, majoring in economics with an emphasis on statistics. Later this year, he will start his masters in finance studies at the Vanderbilt Owen Graduate School of Management. Alex is originally from Oakland and played on the Brown rugby team, becoming co-captain his freshman year.

In addition, Lia Whisler is a marketing intern working with Nancy Reyes. Lia will be a sophomore at Harvard University this fall. Originally from the Bay Area, Lia started the non-profit Nuestros Niños de las Américas while still in high school and currently serves as the president. She’s been skiing since she was 3 years old and is almost as good as her brother, a ski patroller.

Hoang-Anh Nguyen is also assisting the research team this summer. She is a student at De Anza College in Cupertino, California, and has a degree from Van Lang University in Ho Chi Minh City, Vietnam, her hometown. During the school year at De Anza, she works full-time, taking a comprehensive course load while also tutoring her peers in math five days a week.

Over the years, our interns have gone off to productive careers in business, government and the non-profit world. This network of current and former interns is a valuable asset to our research process and the primary source for our full-time analysts. All of our current analysts interned with us before joining full-time. Finding the right people who exemplify our investment philosophy of investing in great companies at value prices is crucial to our investment process.

The Parnassus Funds  •  June 30, 2007    1

Enclosed are portfolio manager reports for the Parnassus Fund, the Workplace Fund, the Small-Cap Fund and the Mid-Cap Fund. We’re happy to report that, for the second quarter, all four funds beat both their stock market benchmarks and the average returns of their Lipper mutual fund peer groups.

Yours truly,

Jerome L. Dodson	Stephen J. Dodson
President	Executive Vice President and Chief Operating Officer

2    The Parnassus Funds  •  June 30, 2007

THE PARNASSUS FUND

Dear Shareholder:

As of June 30, 2007, the net asset value per share (NAV) of the Parnassus Fund was $39.66, so the total return for the second quarter was 8.48%. This compares to a return of 6.28% for the Standard and Poor’s 500 Index (“S&P 500”), 6.15% for the Lipper Multi-Cap Core Average and 7.70% for the Nasdaq Composite Index (“Nasdaq”). I’m happy to report that we had a very good quarter and beat all the indices.

We also beat all the indices for the year-to-date and for the last 12 months. For the year-to-date, the Fund has gained 9.47%, compared to 6.96% for the S&P 500, 7.83% for the average multi-cap core fund followed by Lipper Inc. and 8.17% for the Nasdaq. Below is a table comparing the Parnassus Fund with the S&P 500, the Lipper average and the Nasdaq over the past one-, three-, five- and ten-year periods.

Average Annual Total Returns

for periods ended June 30, 2007

	One Year	Three Years	Five Years	Ten Years	Gross Expense Ratio	Net Expense Ratio
PARNASSUS FUND	24.17%	10.13%	6.88%	6.92%	1.02%	1.00%
S&P 500 Index	20.59%	11.69%	10.70%	7.13%	NA	NA
Lipper Multi-Cap Core Average	19.24%	12.21%	11.17%	8.66%	NA	NA
Nasdaq Composite Index	20.72%	9.13%	12.90%	6.59%	NA	NA

Performance data quoted represent past performance and are no guarantee of future returns. Current performance may be lower or higher than the performance data quoted, and current performance information to the most recent month-end is on the Parnassus website (www.parnassus.com). Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns shown in the table do not reflect the deduction of taxes a shareholder may pay on fund distributions or redemption of shares. The Standard and Poor’s 500 Composite Stock Price Index, also known as the S&P 500 Index and the Nasdaq Composite Index are unmanaged indices of common stocks and it is not possible to invest directly in an index. Index figures do not take any expenses, fees or taxes into account, but mutual fund returns may. Prior to May 1, 2004, the Parnassus Fund charged a sales load (maximum of 3.5%), which is not reflected in the total return calculations. Before investing, an investor should carefully consider the investment objectives, risks, charges and expenses of the Fund and should carefully read the prospectus which contains this and other information. The prospectus is on the Parnassus website, or you can get one by calling (800) 999 – 3505. As described in the Fund’s current prospectus dated May 1, 2007, Parnassus Investments has contractually agreed to limit the total operating expenses to 0.99% of net assets, exclusive of acquired fund fees, through April 30, 2008.

The Parnassus Funds  •  June 30, 2007    3

Analysis

Thirteen companies each contributed 10¢ or more to the NAV, making strong contributions to the Fund’s excellent performance. By comparison, only three stocks cost the Fund 10¢ or more for the quarter.

The one that hurt the most was RadiSys, a maker of embedded computers used primarily in telecommunications equipment. The company’s most promising new product is ATCA (Advanced Technology Communications Architecture), called Promentum, which is a 10 gigabit switch that goes into wireless base stations to help digital packets of information move through the network. It is an integrated platform with many uses including video, messaging and VOIP (voice over Internet protocol). Over the past two years, the company earned design wins of an estimated $650 million from over 50 customers such as Nokia, Samsung and Avaya, but orders have been held up as carriers wait before making large capital expenditures. While carriers are waiting to launch their capital spending, RadiSys continues to invest heavily on research and development, thereby impacting profits adversely.

RadiSys cost the Fund 25¢ on the NAV, as its stock plunged 24.1% from $16.34 to $12.40. We’re hanging onto the stock, since we think spending for wireless infrastructure will pick up before too long.

Whole Foods cost the Fund 17¢ per Parnassus share, as its stock dropped 14.6% from $44.85 to $38.30. The company’s growth rate has declined because of more competition in the organic and natural foods market. Same store sales growth continues to be strong at 6% but this is down from the previous extraordinary rate of 11.9%. As a result, growth-oriented investors sold off the stock. Also, the Federal Trade Commission (FTC) is suing to block the merger between Whole Foods and Wild Oats, and investors are disappointed that Whole Foods may lose the opportunity to expand its reach through the Wild Oats network, as it has done with previous acquisitions. We still like the stock and think that the issue has hit bottom.

Tuesday Morning sank 16.7% from $14.84 to $12.36, slicing 11¢ from the NAV. The stock dropped because of investor concern over poor sales of home furnishing items. We will continue to hold the stock, since it’s trading at bargain levels, and the company has remained profitable during the downturn in home furnishings.

Fortunately, winners swamped the losers by a big margin during the quarter. SLM Corporation (formerly Sallie Mae) makes student loans and sells them in the secondary market. The company contributed 44¢ to each Parnassus share, adding over 1% to the Fund’s return for the quarter. The stock rose 40.8% from $40.90 to $57.58 because of an offer to buy the company for $60 a share.

Intel added 41¢ to the NAV, with its shares rising 24.2% from $19.13 to $23.76. Its new generation of microprocessors has gained market share at the expense of AMD and there has been strong demand for personal computers, as users adopt the new Vista operating system from Microsoft. Intel has also taken steps to reduce its costs and this has helped earnings.

4    The Parnassus Funds  •  June 30, 2007

Parnassus Fund at June 30, 2007 (percentage of net assets)

Top 10 Holdings

Intel Corp.	5.29%
Ciena Corp.	4.14%
Whole Foods Market Inc.	3.88%
Cisco Systems Inc.	3.87%
Texas Instruments Inc.	3.57%
Citrix Systems Inc.	3.53%
Genentech Inc.	3.47%
Invitrogen Corp.	3.38%
BEA Systems Inc.	3.25%
Apache Corp.	3.07%

Portfolio characteristics and holdings are subject to change periodically.

Ciena makes optical network products for telecommunication providers. Its stock added 38¢ to each Parnassus share, as it climbed from $27.95 to $36.13 for a gain of 29.3%. Telecommunication providers have increased capital spending to cope with higher demand for bandwidth.

Texas Instruments contributed 34¢ to the NAV as its stock rose 25.0% from $30.10 to $37.63. Earnings have been strong because of lower manufacturing costs and higher revenue from sales of semiconductors for communications, especially from high-margin products like 3G chips and high-performance analog chips.

OmniVision makes sensors for cell phone cameras and demand has increased for these products. The company also anticipates higher margins because of supply-chain improvements and demand for new and more expensive products. This issue added 23¢ to the NAV as its shares rose 39.7% from $12.96 to $18.11.

J2 Global Communications also added 23¢ to the NAV as its stock climbed 25.9% from $27.72 to $34.90. The company provides a service that turns faxes into e-mail and e-mail into faxes. Revenue has increased substantially based on new corporate clients, international sales growth and higher prices for its services.

BEA Systems provides e-commerce infrastructure software used by companies in the manufacturing, retail and service sectors. BEA software allows servers to communicate with each other, and provides a platform to run software applications such as billing and transaction processing. The stock added 21¢ to the NAV, as it increased 18.1% from $11.59 to $13.69. The stock ran up because of an announced $620 million stock buyback and speculation that it might be a takeover candidate.

The Parnassus Funds  •  June 30, 2007    5

Invitrogen contributed 20¢ to the NAV, with an increase of 15.9% in its stock price from $63.65 to $73.75. The company provides research tools in kit form and other research products and services to government, corporations and universities involved in molecular biology research. Invitrogen recently sold off its unprofitable BioReliance division and used the money to buy back stock. Increased demand and better management of the sales force also helped the stock move higher.

The stock of Apache rose 15.4% from $70.70 to $81.59, adding 18¢ to the NAV. The company pumps oil and natural gas, and higher prices have helped earnings. New natural gas production in Egypt and Australia also helped the stock, as did higher production in its North Sea oil fields.

Powerwave saw its stock increase 17.8% from $5.69 to $6.70, contributing 15¢ to each fund share. The company designs, manufactures and markets communication infrastructure products for cellular telephone networks. The stock had been trading at depressed levels because of the pause in capital spending for wireless networks, but a recent increase in orders from customers like Nokia and Alcatel-Lucent moved the stock higher. If capital spending for wireless networks increases further, this stock should move higher, and so should the shares of RadiSys.

Shares of Cisco Systems climbed 9.1% during the quarter from $25.53 to $27.85 for a gain of 13¢ for each fund share. Sales of the company’s switches and routers moved higher, because of the need for more infrastructure to meet demand from increased Internet traffic. Cisco has also improved its products and gained market share.

Valero Energy rose 14.5% from $64.49 to $73.86 for a gain of 11¢ on the NAV. Valero is primarily an oil-refiner, so earnings don’t depend as much on the price of oil, as on the spread between the price of crude oil and that of refined oil (known as the “crack spread”). Recently, the crack spread has reached as high as $20 per barrel, which is more than double what it was just a couple of years ago.

Headset-maker Plantronics added 10¢ to each fund share, as the stock climbed 11.0% from $23.62 to $26.22. Sales to offices and call centers were higher than expected, but consumer sales continue to be weak.

6    The Parnassus Funds  •  June 30, 2007

THE PARNASSUS WORKPLACE FUND

As of June 30, 2007, the net asset value per share (NAV) of the Parnassus Workplace Fund was $18.19, so the total return for the second quarter was 7.13%. This compares to a return of 6.28% for the S&P 500 and 6.15% for the average multi-cap core fund followed by Lipper Inc. I’m happy to report that the Workplace Fund beat both benchmarks for the second quarter.

For the year-to-date, the Fund gained 6.69% compared to 6.96% for the S&P 500 and 7.83% for the Lipper Multi-Cap Core Average. Below is a table, comparing the performance of the Parnassus Workplace Fund with that of the S&P 500 and the Lipper Average for the one-year period, for the period since inception and for the period since September 30, 2005. We included the period since September 30, 2005, because that was about the time when the Fund was first substantially invested in stocks. Previously, most of the assets were in cash.

Average Annual Total Returns

for periods ended June 30, 2007

	One Year	Since September 30, 2005	Since Inception on April 29, 2005	Gross Expense Ratio	Net Expense Ratio
WORKPLACE FUND	19.73%	13.99%	11.62%	4.05%	1.21%
S&P 500 Index	20.59%	14.60%	14.98%	NA	NA
Lipper Multi-Cap Core Average	19.24%	13.67%	15.95%	NA	NA

Performance data quoted represent past performance and are no guarantee of future returns. Current performance may be lower or higher than the performance data quoted, and current performance information to the most recent month-end is on the Parnassus website (www.parnassus.com). Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns shown in the table do not reflect the deduction of taxes a shareholder may pay on fund distributions or redemption of shares. The Standard and Poor’s 500 Composite Stock Price Index, also known as the S&P 500 Index is an unmanaged index of common stocks, and it is not possible to invest directly in an index. Index figures do not take any expenses, fees or taxes into account, but mutual fund returns may. Before investing, an investor should carefully consider the investment objectives, risks, charges and expenses of the Fund and should carefully read the prospectus which contains this and other information. The prospectus is on the Parnassus website, or you can get one by calling (800) 999– 3505. As described in the Fund’s current prospectus dated May 1, 2007, Parnassus Investments has contractually agreed to limit the total operating expenses to 1.20% of net assets, exclusive of acquired fund fees, through April 30, 2008.

The Parnassus Funds  •  June 30, 2007    7

Workplace Fund at June 30, 2007 (percentage of net assets)

Top 10 Holdings

Intel Corp.	5.30%
Genentech Inc.	4.94%
Whole Foods Market Inc.	4.87%
BEA Systems Inc.	4.70%
Valero Energy Corp.	4.57%
Graco Inc.	4.56%
QUALCOMM Inc.	4.47%
eBay Inc.	3.87%
Target Corp.	3.49%
Nordson Corp.	3.44%

Portfolio characteristics and holdings are subject to change periodically.

Analysis

Seven companies made major contributions to the Workplace Fund’s strong second quarter performance, with each boosting the NAV by more than 10¢. Only two stocks caused the NAV to decline by 10¢ or more.

Whole Foods dropped 14.6% from $44.85 to $38.30 for a loss of 13¢ for each fund share. Slower sales growth and Federal Trade Commission (FTC) action to block the Whole Foods—Wild Oats merger moved the stock lower.

RadiSys, the maker of embedded computers for telecommunication equipment, reduced the NAV by 11¢, as its stock dropped 24.1% from $16.34 to $12.40. Telecommunications companies have designed RadiSys’ new Promentum platform into their next generation of products, but orders have been slow, because of a pause in spending for wireless infrastructure equipment. (For more details, see the discussion in the Parnassus Fund report.)

8    The Parnassus Funds  •  June 30, 2007

The company contributing the most to the second quarter performance was Texas Instruments with a 25.0% gain in its share price from $30.10 to $37.63, adding up to a gain of 20¢ for each fund share. Strong earnings from higher sales of 3G chips and high-performance analog chips combined with lower manufacturing costs to boost earnings.

Intel’s stock moved up 24.2% from $19.13 to $23.76 for a gain of 19¢ on the NAV. Gains in market share and higher sales of personal computers due to the release of the new Vista operating system helped to increase earnings, as did the company’s moves to lower costs.

BEA Systems contributed 13¢ to the NAV, with an 18.1% increase in its stock price from $11.59 to $13.69. The company provides e-commerce software. The stock had been trading at depressed levels when we bought it, but shares moved higher because of a $620 million stock buyback and rumors that the company would be acquired at a higher price.

Symantec added 13¢ to each share of the Workplace Fund, as the stock price rose 16.8% from $17.30 to $20.20. Best known for its Norton line of computer security products, Symantec announced improved results and a buyback of 10% of its outstanding shares.

Valero’s shares rose 14.5% from $64.49 to $73.86 for an increase of 12¢ per fund share. Profits increased substantially because of higher refining margins.

Autodesk added 12¢ to each Workplace Fund share, as the stock price rose 25.2% from $37.60 to $47.08. The share price increased as management announced strong quarterly results and forecasted higher full-year earnings. Sales of its AutoCAD design products increased with strong results in emerging markets and with its 3D products.

3M’s shares rose 13.6% from $76.43 to $86.79, contributing 11¢ to the NAV. Earnings were up 10% over the previous year on higher sales in the healthcare division and office products division. The company has also announced a stock buyback.

The Parnassus Funds  •  June 30, 2007    9

THE PARNASSUS SMALL-CAP FUND

As of June 30, 2007, the net asset value per share (NAV) of the Parnassus Small-Cap Fund was $19.15, so the total return for the quarter was 6.57%. This compares to a return of 4.42% for the Russell 2000 Index (“Russell 2000”) and 5.38% for the average small-cap core fund followed by Lipper Inc. I’m happy to report that we beat both of our benchmarks for the second quarter.

For the year-to-date, the Fund gained 6.74% compared to 6.45% for the Russell 2000 and 8.30% for the Lipper Average. Below is a table, comparing the performance of the Small-Cap Fund with that of the Russell 2000 and the Lipper Small-Cap Core Average for the one-year period, for the period since inception and for the period since September 30, 2005. We included the period since September 30, 2005, since that was about the time when the Fund was first substantially invested in stocks. Previously, most of the assets were in cash.

Average Annual Total Returns

for periods ended June 30, 2007

	One Year	Since September 30, 2005	Since Inception on April 29, 2005	Gross Expense Ratio	Net Expense Ratio
SMALL-CAP FUND	13.41%	18.02%	15.42%	3.05%	1.42%
Russell 2000 Index	16.45%	15.27%	19.75%	NA	NA
Lipper Small-Cap Core Average	16.51%	14.03%	18.73%	NA	NA

Performance data quoted represent past performance and are no guarantee of future returns. Current performance may be lower or higher than the performance data quoted, and current performance information to the most recent month-end is on the Parnassus website (www.parnassus.com). Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns shown in the table do not reflect the deduction of taxes a shareholder may pay on fund distributions or redemption of shares. The Russell 2000 Index is an unmanaged index of common stocks and it is not possible to invest directly in an index. Index figures do not take any expenses, fees or taxes into account, but mutual fund returns may. Small-cap companies can be particularly sensitive to changing economic conditions and have fewer financial resources than large-cap companies. Before investing, an investor should carefully consider the investment objectives, risks, charges and expenses of the Fund and should carefully read the prospectus which contains this and other information. The prospectus is on the Parnassus website, or you can get one by calling (800) 999– 3505. As described in the Fund’s current prospectus dated May 1, 2007, Parnassus Investments has contractually agreed to limit the total operating expenses to 1.40% of net assets, exclusive of acquired fund fees, through April 30, 2008.

10    The Parnassus Funds  •  June 30, 2007

Analysis

Seven companies contributed the most to our strong performance in the second quarter, with each one adding more than 10¢ to each fund share. Only two stocks were responsible for knocking down the NAV by more than 10¢.

RadiSys, the maker of embedded computers for telecommunications equipment, did the most damage, as its stock price plummeted 24.1% from $16.34 to $12.40, thereby slicing 26¢ from the value of each fund share. Telecommunications companies have incorporated the company’s new Promentum platform into their next generation of products, but orders have been slow, because of a pause in spending for wireless infrastructure equipment. (For more details, see the discussion in the Parnassus Fund report.)

Cascade Microtech makes advanced wafer probes to calculate electrical measurements on semiconductors during the manufacturing process. Its earnings met expectations for the first quarter of the year, but management disappointed investors when it forecast no growth in revenue for the second quarter because of weaker demand for some semiconductors. Two major customers also decided to modify their manufacturing processes to reduce the need for the company’s wafer probes. Cascade’s stock lost 15.9% of its value, going from $14.25 to $11.99 for a loss of 11¢ on the NAV.

Ciena contributed the most to the shares of the Fund, adding 20¢ to the NAV. Telecommunication providers have increased capital spending for the company’s optical network products to meet higher demand for bandwidth.

Omnivision added 18¢ to each fund share, as its stock soared 39.7% from $12.96 to $18.11. Higher demand for the company’s camera phone sensors resulted in better margins and earnings.

LifeCell contributed 16¢ to each fund share, as its stock advanced 22.3% from $24.97 to $30.54. The company provides tissue regeneration and cell preservation products such as dermal tissue graft AlloDerm, used in the treatment of third-degree burns and reconstructive surgery. The stock traded at depressed levels late last year and early this year because of investor concern about competitive products. As it turned out, the competing products were not as good as AlloDerm and the shares moved higher. LifeCell also expanded its sales force from 55 representatives to 73.

O2Micro International’s stock rocketed up 40.3% from $7.90 to $11.08 for a gain of 15¢ for each fund share. The company designs, develops and markets power management semiconductors that use mixed signals combining analog and digital circuits on the same chip. These chips are used in a broad array of consumer and industrial products including computer batteries, lighting, power tools and television sets. The stock moved higher because patent litigation with Samsung was settled, thereby substantially reducing its legal expenses and encouraging other firms to settle. (Sony also settled in early July.)

The Parnassus Funds  •  June 30, 2007    11

Small-Cap Fund at June 30, 2007 (percentage of net assets)

Top 10 Holdings

W&T Offshore Inc.	5.26%
Tower Group Inc.	4.80%
Powerwave Technologies Inc.	4.70%
LifeCell Corporation	4.59%
Ciena Corp.	4.53%
RadiSys Corp.	4.35%
Avid Technology Inc.	4.21%
Invitrogen Corp.	4.16%
J2 Global Communications Inc.	3.50%
Steris Corp.	3.45%

Portfolio characteristics and holdings are subject to change periodically.

J2 Global Communications added 14¢ to the NAV, as its stock climbed 25.9% from $27.72 to $34.90. The company provides a service that turns faxes into e-mail and e-mail into faxes. Revenue increased substantially because of new corporate clients, international sales growth and higher prices for its services.

Powerwave saw its stock advance 17.8% from $5.69 to $6.70, contributing 14¢ to the NAV. The company makes equipment for cellular base stations, and customers like Nokia and Alcatel-Lucent have increased capital spending.

Invitrogen added 11¢ to each fund share, rising 15.9% from $63.65 to $73.75. Increased demand for its research tools in kit form helped move the stock higher.

12    The Parnassus Funds  •  June 30, 2007

THE PARNASSUS MID-CAP FUND

As of June 30, 2007, the net asset value per share (NAV) of the Parnassus Mid-Cap Fund was $18.67, so the total return for the quarter was 6.38%. This compares to a return of 5.84% for the S&P MidCap 400 Index (“S&P MidCap 400”) and 6.06% for the average mid-cap value fund followed by Lipper Inc. I’m happy to report that we were ahead of both of the indices for the quarter.

Since the Mid-Cap Fund’s inception two years ago, we have been using the S&P MidCap 400 Index to compare our performance. However, when taking a closer look at the S&P MidCap 400 Index, we have concluded that a different index, the Russell Midcap Index, is a more relevant benchmark for the Fund. At Parnassus, we define mid-cap as companies whose market values, known as market capitalizations, are between $3 billion and $20 billion. I have to admit that there are different definitions of what “mid-cap” is depending on whom you ask. S&P defines mid-cap as companies whose market capitalizations generally range from $1 billion to $4.5 billion. By comparison, the Parnassus Small-Cap Fund defines “small-cap” as companies with capitalizations of less than $3 billion. The Russell Midcap Index defines mid-cap companies much like Parnassus does, including companies with capitalizations between $1.3 billion to $30 billion as of May 2007. While I hate to change our benchmark in the middle of the game, I feel it’s better to make sure our shareholders have a better yardstick to measure how their fund performs.

The Russell Midcap Index returned 5.30% for the quarter and 9.90% for the year-to-date, while the Fund returned 6.38% for the quarter and 7.55% for the year-to-date. So we beat the Russell Midcap Index for the second quarter, but we are still behind it for the year-to-date.

Below is a table comparing the performance of the Parnassus Mid-Cap Fund with that of the Russell Midcap Index, the S&P MidCap 400 Index and the Lipper MidCap Value Average. The table includes average annual returns for the one-year period, for the period since inception on April 29, 2005 and for the period since September 30, 2005. We included the latter period, since that was about the time when the Fund was first substantially invested in stocks. Previously, most of the assets were in cash.

The Parnassus Funds  •  June 30, 2007    13

Average Annual Total Returns

for periods ended June 30, 2007

	One Year	Since September 30, 2005	Since Inception on April 29, 2005	Gross Expense Ratio	Net Expense Ratio
MID-CAP FUND	19.74%	15.90%	12.26%	5.31%	1.42%
Russell Midcap Index	20.83%	16.44%	20.20%	NA	NA
S&P MidCap 400 Index	18.51%	11.38%	18.79%	NA	NA
Lipper Mid-Cap Value Average	22.33%	16.36%	19.38%	NA	NA

Performance data quoted represent past performance and are no guarantee of future returns. Current performance may be lower or higher than the performance data quoted, and current performance information to the most recent month-end is on the Parnassus website (www.parnassus.com). Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns shown in the table do not reflect the deduction of taxes a shareholder may pay on fund distributions or redemption of shares. The Standard and Poor’s MidCap 400 Composite Stock Price Index, also known as the S&P MidCap 400 Index and the Russell Midcap Index are unmanaged indices of common stocks and it is not possible to invest directly in an index. Index figures do not take any expenses, fees or taxes into account, but mutual fund returns may. Mid-cap companies can be more sensitive to changing economic conditions and have fewer financial resources than large-cap companies. Before investing, an investor should carefully consider the investment objectives, risks, charges and expenses of the Fund and should carefully read the prospectus which contains this and other information. The prospectus is on the Parnassus website, or you can get one by calling (800) 999– 3505. As described in the Fund’s current prospectus dated May 1, 2007, Parnassus Investments has contractually agreed to limit the total operating expenses to 1.40% of net assets, exclusive of acquired fund fees, through April 30, 2008.

Analysis

Two stocks moved the fund share price lower by 11¢ or more and three stocks moved the price higher by 11¢ or more. Fortunately, the latter group had much more impact.

Whole Foods sank 14.6% from $44.85 to $38.30 for a loss of 13¢ on the NAV. Slower sales growth and Federal Trade Commission (FTC) action to block the Whole Foods – Wild Oats merger moved the stock lower.

14    The Parnassus Funds  •  June 30, 2007

Mid-Cap Fund at June 30, 2007 (percentage of net assets)

Top 10 Holdings

Linear Technology Corp.	4.98%
Whole Foods Market Inc.	4.62%
Micron Technology Inc.	4.53%
Pharmaceutical Product Development Inc.	3.95%
Liz Claiborne Inc.	3.85%
Intuit Inc.	3.63%
Citrix Systems Inc.	3.48%
JDS Uniphase Corp.	3.47%
Barr Pharmaceuticals Inc.	3.46%
Sunoco Inc.	3.43%

Portfolio characteristics and holdings are subject to change periodically.

RadiSys, the maker of embedded computers for telecommunications equipment, reduced the NAV by 12¢, as its stock dropped 24.1% from $16.34 to $12.40. Telecommunications companies have incorporated Radisys’ new Promentum platform into their next generation of products, but orders have been slow, because of a pause in spending for wireless infrastructure equipment.

SLM Corporation (formerly Sallie Mae) made the biggest positive contribution to the Fund, boosting the NAV by 21¢, as its stock shot up 40.8% from $40.90 to $57.58. The provider of student loans received a buyout offer of $60 per share.

BEA Systems contributed 13¢ to the NAV, with an 18.1% increase in its stock price from $11.59 to $13.69. BEA provides e-commerce software. The stock had been trading at depressed levels when we bought it, but shares moved higher because of a $620 million stock buyback and rumors that the company would be acquired at a higher price.

Symantec added 11¢ to each share of the Mid-Cap Fund, as the stock price rose 16.8% from $17.30 to $20.20. Best known for its Norton line of computer security products, Symantec announced improved results and a buyback of 10% of its outstanding shares.

The Parnassus Funds  •  June 30, 2007    15

OUTLOOK AND STRATEGY

Those of you who read the “Outlook and Strategy” section in the March 31 quarterly report can skip over this section, because my views are still the same as they were three months ago. At that time, I indicated that there were a lot of factors in the current economic environment that would cause one to be pessimistic. The factors I cited were the drop in housing construction, trouble in the subprime mortgage market, the increase in foreclosures and the economic burden of the Iraq War. All these factors are still relevant, and to them I would also add the factor of very high gasoline prices.

Three months ago, I said that despite all these negative factors, I was positive about both the economy and the stock market. I remain optimistic today.

The collapse in housing is a cause for concern, but it doesn’t appear to have had a tremendous impact on the economy. Some jobs in housing construction are gone, but construction of commercial buildings has been strong, taking up some of the slack from the housing industry.

The war in Iraq is definitely a concern, but the negative economic impact is not substantial. I’m more concerned about the war from social and political viewpoints. It would also be great to stop spending on the war, and to use all that money for things such as education and healthcare.

The good news is that the economy keeps chugging along. In June, 132,000 net new jobs were created and the average monthly gain for 2007 has been 145,000. That’s a lot of jobs! The national unemployment rate is only 4.5%. By comparison, France and Germany have unemployment rates more than double that figure.

Manufacturing has picked up, and we’re exporting more to Europe and Japan. The lower dollar has helped in this regard.

Although the economy only grew at a 0.6% annual rate in the first quarter of the year, economists estimate that it probably grew at a 3% rate in the second quarter. It should continue to grow around 3% for the rest of the year. That’s a good growth rate for a developed economy.

Finally, and most importantly, the stock market is still priced reasonably in relation to earnings. Based on estimated 2007 earnings, the price/earnings (P/E) ratio of the S&P 500 is 16.0, which is relatively low, so the stocks in the S&P 500 are trading at a reasonable valuation. (By comparison, the P/E ratio was 26.5 in October of 2002 when the current bull market began.)

In this situation, we’re keeping the portfolio fully invested in stocks that are undervalued. We are, however, avoiding stocks in the housing sector, and we’re also underweighing financial companies. Our biggest positions are in technology stocks for all the funds. I remain optimistic and expect the Parnassus Funds to have a good year.

16    The Parnassus Funds  •  June 30, 2007

SOCIAL NOTES

Teach for America recently announced the recipients of the Symantec Award for Innovation. Established by the company in 2003, this award recognizes outstanding Teach for America teachers who demonstrate original thinking and teamwork in raising the levels of student achievement. Teach for America consists of a national corps of recent college graduates who commit to two years of teaching in urban and rural public schools and who become lifelong leaders in expanding educational opportunity.

Bright Horizons Family Solutions has been named one of the 92 “World’s Most Ethical Companies” by Ethisphere Magazine, a national publication focused on corporate ethics. The companies on the list were recognized for their strong leadership in ethics and compliance, advancement of industry discourse on social and ethical issues and positive engagement in the communities where they operate. Other companies on the list that have been Parnassus portfolio selections include Nike, The Gap, Timberland, Sun Microsystems, Texas Instruments, Trex, American Express, AFLAC, Baxter International, Costco, Target, Google, Whole Foods, Nokia, and John Deere.

Xilinx and the AIDS Coalition Silicon Valley held the third annual “Unmask the Mysteries,” a masquerade gala and AIDS Benefit Night on June 9 at the Triton Museum of Art in Santa Clara. The event brings together business and civic leaders and supporters of the AIDS Coalition to unmask the facts of the AIDS pandemic and generate critical funding necessary to support community service providers.

Citrix Systems was named one of the 20 best places to work in Silicon Valley by the San Francisco Business Times. The award was based on a survey of employees at Silicon Valley firms.

Finally, I would like to thank all of you for investing in the Parnassus Funds.

Yours truly,

Jerome L. Dodson
President

The Parnassus Funds  •  June 30, 2007    17

FUND EXPENSES (unaudited)

As a shareholder of the funds, you incur ongoing costs, which include portfolio management fees, administrative fees, shareholder reports, and other fund expenses. The funds do not charge transaction fees, so you do not incur transaction costs such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees. The information on this page is intended to help you understand your ongoing costs of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the period of January 1, 2007 through June 30, 2007.

Actual Expenses

In the example below, the first line for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each fund provides information about hypothetical account values and hypothetical expenses based on the fund’s expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. You may compare the ongoing costs of investing in the fund with other mutual funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

18    The Parnassus Funds  •  June 30, 2007

Please note that the expenses shown in the table are meant to highlight only your ongoing costs in these funds. Therefore, the second line of each fund is useful in comparing only ongoing costs and will not help you determine the relative total costs of owning other mutual funds, which may include transactional costs such as loads.

	Beginning Account Value January 1, 2007		Ending Account Value June 30, 2007		Expenses Paid During Period*
Parnassus Fund: Actual Hypothetical (5% before expenses)	$ $	1,000.00 1,000.00	$ $	1,094.70 1,019.89	$ $	5.14 4.96

Workplace Fund: Actual Hypothetical (5% before expenses)	$ $	1,000.00 1,000.00	$ $	1,066.90 1,018.84	$ $	6.15 6.01

Small-Cap Fund: Actual Hypothetical (5% before expenses)	$ $	1,000.00 1,000.00	$ $	1,067.40 1,017.85	$ $	7.18 7.00

Mid-Cap Fund: Actual Hypothetical (5% before expenses)	$ $	1,000.00 1,000.00	$ $	1,075.50 1,017.85	$ $	7.20 7.00

*	Expenses are equal to the fund’s annualized expense ratio of 0.99%, 1.20%, 1.40%, and 1.40% for the Parnassus Fund, the Workplace Fund, the Small-Cap Fund, and the Mid-Cap Fund respectively, multiplied by the average account value over the period, multiplied by the ratio of days in the period. The ratio of days in the period is 181/365 (to reflect the one-half year period).

The Parnassus Funds  •  June 30, 2007    19

THE PARNASSUS FUND

Portfolio of Investments by Industry Classification

June 30, 2007 (unaudited)

Shares	Common Stocks	Percent of Net Assets	Market Value
	Apparel
50,000	Liz Claiborne Inc.[2]	0.6%	$1,865,000

	Biotechnology
140,000	Genentech Inc.[1]		$10,592,400
140,000	Invitrogen Corp.[1,2]		10,325,000

		6.8%	$20,917,400

	Communications Equipment
175,000	QUALCOMM Inc.	2.5%	$7,593,250

	Computer Peripherals
70,000	Avocent Corp.[1,2]	0.7%	$2,030,700

	Computers
550,000	RadiSys Corp.[1,2]	2.2%	$6,820,000

	Electronics
230,000	Plantronics Inc.[2]	2.0%	$6,030,600

	Financial Services
150,000	SLM Corp.	2.8%	$8,637,000

	Food Products
135,000	Sysco Corp.	1.5%	$4,453,650

	Healthcare Products
500,000	Invacare Corp.[2]		$9,165,000
60,000	Johnson & Johnson		3,697,200
100,000	Steris Corp.		3,060,000

		5.2%	$15,922,200

	Healthcare Services
160,000	Lincare Holdings Inc.[1]	2.1%	$6,376,000

	Home Products
20,000	WD-40 Co.[2]	0.2%	$657,400

	Industrial Manufacturing
70,000	3M Co.		$6,075,300
40,000	Teleflex Inc.		3,271,200

		3.1%	$9,346,500

20	The accompanying notes are an integral part of these financial statements.

Shares	Common Stocks	Percent of Net Assets	Market Value
	Insurance
230,000	Tower Group Inc.[2]	2.4%	$7,337,000

	Internet
200,000	eBay Inc.[1]	2.1%	$6,436,000

	Machinery
30,000	Graco Inc.[2]	0.4%	$1,208,400

	Medical Equipment
40,000	Patterson Cos., Inc.[1]	0.5%	$1,490,800

	Networking Products
425,000	Cisco Systems Inc.[1]	3.9%	$11,836,250

	Oil and Gas
115,000	Apache Corp.		$9,382,850
70,000	Ultra Petroleum Corp.[1]		3,866,800
90,000	Valero Energy Corp.		6,647,400
300,000	W&T Offshore Inc.[2]		8,397,000

		9.2%	$28,294,050

	Pharmaceuticals
25,000	Barr Pharmaceuticals Inc.[1]		$1,255,750
40,000	Omnicare Inc.[2]		1,442,400
60,000	Pharmaceutical Product Development Inc.		2,296,200

		1.6%	$4,994,350

	Retail
190,000	Bed Bath & Beyond Inc.[1,2]		$6,838,100
10,000	Best Buy Co., Inc.		466,700
300,000	Foot Locker Inc.		6,540,000
30,000	Lowe’s Cos., Inc.		920,700
75,000	Target Corp.		4,770,000
100,000	The Gap Inc.		1,910,000
350,000	Tuesday Morning Corp.[2]		4,326,000
310,000	Whole Foods Market Inc.[2]		11,873,000

		12.3%	$37,644,500

	Semiconductor Capital Equipment
300,000	Applied Materials Inc.[2]		$5,961,000
110,000	Cascade Microtech Inc.[1]		1,318,900

		2.4%	$7,279,900

The accompanying notes are an integral part of these financial statements.	21

THE PARNASSUS FUND

Portfolio of Investments by Industry Classification

June 30, 2007 (unaudited) continued

Shares	Common Stocks	Percent of Net Assets	Market Value
	Semiconductors
300,000	Altera Corp.[1,2]		$6,639,000
680,000	Intel Corp.		16,156,800
90,000	Linear Technology Corp.		3,256,200
350,000	Omnivision Technologies Inc.[1,2]		6,338,500
290,000	Texas Instruments Inc.		10,912,700
200,000	Xilinx Inc.[2]		5,354,000

		15.9%	$48,657,200

	Services
10,000	Bright Horizons Family Solutions Inc.[1,2]	0.1%	$389,100

	Software
120,000	Avid Technology Inc.[1,2]		$4,242,000
725,000	BEA Systems Inc.[1]		9,925,250
320,000	Citrix Systems Inc.[1,2]		10,774,400
180,000	Symantec Corp.[1,2]		3,636,000

		9.4%	$28,577,650

	Telecommunications Equipment
350,000	Ciena Corp.[1,2]		$12,645,500
25,000	Corning Inc.[1]		638,750
1,250,000	Powerwave Technologies Inc.[1,2]		8,375,000

		7.1%	$21,659,250

	Telecommunications
180,000	J2 Global Communications Inc.[1,2]	2.1%	$6,282,000

	Total investment in common stocks (cost of $267,873,492)	99.1%	$302,736,150

22	The accompanying notes are an integral part of these financial statements.

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Certificates of Deposit [3]

100,000	Albina Community Bank
	4.410%, matures 01/24/2008		$97,721
100,000	Community Bank of the Bay
	4.400%, matures 09/06/2007		99,255
100,000	Community Capital Bank
	5.100%, matures 02/05/2008		97,589
100,000	Elk Horn Bank
	4.500%, matures 01/12/2008		97,852
100,000	Latino Community Credit Union
	5.150%, matures 02/20/2008		97,425
100,000	Louisville Community Development Bank
	3.750%, matures 05/10/2008		96,557
100,000	Opportunities Credit Union
	3.000%, matures 04/25/2008		96,721
100,000	Self-Help Credit Union
	5.130%, matures 01/14/2008		97,830
100,000	Wainwright Bank & Trust Co.
	4.360%, matures 01/31/2008		97,645

		0.3%	$878,595

	Registered Investment Companies—Money Market Funds

6,631	Evergreen U.S. Government Fund
	variable rate, 5.000%		$6,631
550,256	Janus Government Fund
	variable rate, 5.200%		550,256
1	SSGA U.S. Government Fund
	variable rate, 4.930%		1

		0.2%	$556,888

	Community Development Loans[3]

100,000	Boston Community Loan Fund
	2.000%, matures 06/30/2007		$100,000
100,000	Boston Community Loan Fund
	2.000%, matures 06/30/2007		100,000
100,000	Ecologic Finance
	2.000%, matures 03/16/2008		95,738
100,000	Vermont Community Loan Fund
	3.000%, matures 12/07/2007		97,370

		0.1%	$393,108

The accompanying notes are an integral part of these financial statements.	23

THE PARNASSUS FUND

Portfolio of Investments by Industry Classification

June 30, 2007 (unaudited) continued

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies

114,987,506	State Street Navigator Securities Lending Prime Portfolio
	variable rate, 5.290%	37.6%	$114,987,506

	Total short-term securities (cost $116,816,097)	38.2%	$116,816,097

	Total securities (cost $384,689,589)	137.3%	$419,552,247

	Payable upon return of securities loaned	–37.6%	$(114,987,506)

	Other assets and liabilities – net	0.3%	1,053,076

	Total net assets	100.0%	$305,617,817

1	These securities are non-income producing.
2	This security or partial position of this security was on loan at June 30, 2007. The total value of the securities on loan at June 30, 2007 was $111,729,570.
3	Market value adjustments have been applied to these securities to reflect early withdrawal.
Fund holdings will vary over time.
Fund	shares are not FDIC insured.

24	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS FUND

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets

Investments in common stocks, at market value (cost $267,873,492)	$302,736,150
Investments in short-term securities (at cost which approximates market value)	116,816,097
Cash	158,285
Receivables:
Dividends and interest	31,130
Investment securities sold	2,067,919
Capital shares sold	26,876
Other assets	65,328

Total assets	$421,901,785

Liabilities

Payable upon return of loaned securities	114,987,506
Payable for investment securities purchased	1,011,642
Capital shares redeemed	88,436
Fees payable to Parnassus Investments	40,792
Accounts payable and accrued expenses	155,592

Total liabilities	$116,283,968

Net assets	$305,617,817

Net assets consist of

Undistributed net investment loss	(64,985)
Unrealized appreciation on securities	34,862,658
Accumulated net realized gain	843,312
Capital paid-in	269,976,832

Total net assets	$305,617,817

Computation of net asset value and offering price per share

Net asset value and redemption price per share ($305,617,817 divided by 7,706,674 shares)	$39.66

The accompanying notes are an integral part of these financial statements.	25

THE PARNASSUS FUND

Statement of Operations

Six Months Ended June 30, 2007 (unaudited)

Investment income

Dividends	$1,378,286
Interest	92,195
Securities lending	54,949
Other income	117

Total investment income	$1,525,547

Expenses

Investment advisory fees (note 5)	1,059,008
Transfer agent fees (note 5)	209,781
Fund administration (note 5)	111,019
Service provider fees (note 5)	54,702
Reports to shareholders	86,203
Registration fees and expenses	7,437
Custody fees	23,006
Professional fees	41,953
Trustee fees and expenses	8,467
Other expenses	38,612

Total expenses	$1,640,188
Fees waived by Parnassus Investments (note 5)	(49,302)
Expense offset (note 6)	(354)

Net expenses	$1,590,532

Net investment loss	$(64,985)

Realized and unrealized gain (loss) on investments

Net realized gain from securities transactions	15,612,715
Net change in unrealized appreciation of securities	13,886,829

Net realized and unrealized gain on securities	$29,499,544

Net increase in net assets resulting from operations	$29,434,559

26	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Income (loss) from operations

Net investment loss	$(64,985)	$(382,049)
Net realized gain from securities transactions	15,612,715	21,528,555
Net change in unrealized appreciation	13,886,829	17,812,520

Increase in net assets resulting from operations	$29,434,559	$38,959,026

From capital share transactions

Increase (decrease) in net assets from capital share transactions	(61,463,207)	6,303,102

Increase (decrease) in net assets	$(32,028,648)	$45,262,128

Net assets

Beginning of period	337,646,465	292,384,337
End of period (including undistributed net investment loss of $64,985 and $0 respectively)	$305,617,817	$337,646,465

The accompanying notes are an integral part of these financial statements.	27

THE PARNASSUS WORKPLACE FUND

Portfolio of Investments by Industry Classification

June 30, 2007 (unaudited)

Shares	Common Stocks	Percent of Net Assets	Market Value
	Air Transport
900	Southwest Airlines Corp.	0.5%	$13,419

	Banks
2,500	Popular Inc.	1.4%	$40,175

	Biotechnology
1,900	Genentech Inc.[1]	4.9%	$143,754

	Building Materials
100	Simpson Manufacturing Co., Inc.	0.1%	$3,374

	Communications Equipment
3,000	QUALCOMM Inc.	4.5%	$130,170

	Computers
500	International Business Machines Corp.		$52,625
5,000	RadiSys Corp.[1]		62,000

		3.9%	$114,625

	Electric Motors
800	Baldor Electric Co.	1.4%	$39,424

	Electronic Distribution
200	CDW Corp.	0.6%	$16,994

	Financial Services
700	First Horizon National Corp.		$27,300
300	Synovus Financial Corp.		9,210

		1.3%	$36,510

	Healthcare Products
1,300	Johnson & Johnson	2.8%	$80,106

	Home Products
1,500	WD-40 Co.	1.7%	$49,305

	Industrial Automation
2,000	Nordson Corp.	3.4%	$100,320

	Industrial Manufacturing
1,000	3M Co.	3.0%	$86,790

	Insurance
1,500	AFLAC Inc.	2.6%	$77,100

	Internet
3,500	eBay Inc.[1]		$112,630
100	Google Inc.[1]		52,338

		5.7%	$164,968

28	The accompanying notes are an integral part of these financial statements.

Shares	Common Stocks	Percent of Net Assets	Market Value
	Machinery
3,300	Graco Inc.	4.6%	$132,924

	Networking Products
2,000	Cisco Systems Inc.[1]	1.9%	$55,700

	Oil and Gas
1,800	Valero Energy Corp.	4.6%	$132,948

	Pharmaceuticals
1,300	Pfizer Inc.	1.1%	$33,241

	Retail
2,000	Bed Bath & Beyond Inc.[1]		$71,980
500	Costco Wholesale Corp.		29,260
1,600	Target Corp.		101,760
2,500	The Gap Inc.		47,750
3,700	Whole Foods Market Inc.		141,710

		13.5%	$392,460

	Semiconductors
2,600	Altera Corp.[1]		$57,538
6,500	Intel Corp.		154,440
2,600	Linear Technology Corp.		94,068
2,500	Texas Instruments Inc.		94,075
3,300	Xilinx Inc.		88,341

		16.7%	$488,462

	Services
2,500	Bright Horizons Family Solutions Inc.[1]	3.3%	$97,275

	Software
2,000	Autodesk Inc.[1]		$94,160
10,000	BEA Systems Inc.[1]		136,900
2,500	Citrix Systems Inc.[1]		84,175
1,000	Intuit Inc.[1]		30,080
3,000	Symantec Corp.[1]		60,600

		13.9%	$405,915

	Telecommunications Equipment
1,600	Corning Inc.[1]	1.4%	$40,880

	Total investment in common stocks (cost $2,614,748)	98.8%	$2,876,839

The accompanying notes are an integral part of these financial statements.	29

THE PARNASSUS WORKPLACE FUND

Portfolio of Investments by Industry Classification

June 30, 2007 (unaudited) continued

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Registered Investment Companies—Money Market Funds

1	Janus Government Fund variable rate, 5.200%		$1
2	SSGA U.S. Government Fund variable rate, 4.930%		2

		0.0%	$3

	Total short-term securities (cost $3)	0.0%	$3

	Total securities (cost $2,614,751)	98.8%	$2,876,842

	Other assets and liabilities – net	1.2%	$35,014

	Total net assets	100.0%	$2,911,856

1	These securities are non-income producing.

Fund holdings will vary over time.

Fund shares are not FDIC insured.

30	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS WORKPLACE FUND

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets

Investments in common stocks, at market value (cost $2,614,748)	$2,876,839
Investments in short-term securities (at cost which approximates market value)	3
Cash	37,034
Receivables:
Dividends and interest	742
Capital shares sold	325
Other assets	15,476

Total assets	$2,930,419

Liabilities

Payable for investment securities purchased	8,938
Fees payable to Parnassus Investments	365
Professional fees payable	4,033
Accounts payable and accrued expenses	5,227

Total liabilities	$18,563

Net assets	$2,911,856

Net assets consist of

Undistributed net investment loss	(2,025)
Unrealized appreciation on securities	262,091
Accumulated net realized gain	70,966
Capital paid-in	2,580,824

Total net assets	$2,911,856

Computation of net asset value and offering price per share

Net asset value and redemption price per share ($2,911,856 divided by 160,088 shares)	$18.19

The accompanying notes are an integral part of these financial statements.	31

THE PARNASSUS WORKPLACE FUND

Statement of Operations

Six Months Ended June 30, 2007 (unaudited)

Investment income

Dividends	$13,537
Interest	963

Total investment income	$14,500

Expenses

Investment advisory fees (note 5)	11,690
Transfer agent fees (note 5)	3,251
Fund administration (note 5)	949
Service provider fees (note 5)	977
Reports to shareholders	696
Registration fees and expenses	7,437
Custody fees	2,245
Professional fees	9,312
Trustee fees and expenses	27
Proxy voting fees	2,235
Pricing service fees	1,647
Other expenses	516

Total expenses	$40,982
Fees waived by Parnassus Investments (note 5)	(23,317)
Expense offset (note 6)	(1,140)

Net expenses	$16,525

Net investment loss	$(2,025)

Realized and unrealized gain (loss) on investments

Net realized gain from securities transactions	68,460
Net change in unrealized appreciation of securities	111,753

Net realized and unrealized gain on securities	$180,213

Net increase in net assets resulting from operations	$178,188

32	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS WORKPLACE FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Income (loss) from operations

Net investment income (loss)	$(2,025)	$1,971
Net realized gain from securities transactions	68,460	103,697
Net change in unrealized appreciation	111,753	122,068

Increase in net assets resulting from operations	$178,188	$227,736

Distributions

From net investment income	—	(81,854)
From realized capital gains	—	(16,343)

Dividends to shareholders	$—	$(98,197)

From capital share transactions

Increase in net assets from capital share transactions	372,084	1,219,083

Increase in net assets	$550,272	$1,348,622

Net assets

Beginning of period	2,361,584	1,012,962
End of period (including undistributed net investment loss of $2,025 and $0 respectively)	$2,911,856	$2,361,584

The accompanying notes are an integral part of these financial statements.	33

THE PARNASSUS SMALL-CAP FUND

Portfolio of Investments by Industry Classification

June 30, 2007 (unaudited)

Shares	Common Stocks	Percent of Net Assets	Market Value
	Air Transport
2,500	AirTran Holdings Inc.[1]	0.3%	$27,300

	Biotechnology
4,500	Invitrogen Corp.[1]	4.2%	$331,875

	Computer Peripherals
3,500	Avocent Corp.[1]	1.3%	$101,535

	Computers
28,000	RadiSys Corp.[1]	4.4%	$347,200

	Consulting Services
4,500	First Consulting Group Inc.[1]	0.5%	$42,750

	Consumer Products
6,000	Lifetime Brands Inc.	1.5%	$122,700

	Distribution
13,000	Handleman Co.	1.0%	$80,990

	Electric Motors
1,500	Baldor Electric Co.	0.9%	$73,920

	Electronics
21,000	KEMET Corp.[1]		$148,050
10,300	Plantronics Inc.		270,066

		5.2%	$418,116

	Footwear
2,500	K-Swiss Inc.		$70,825
1,000	Wolverine World Wide Inc.		27,710

		1.2%	$98,535

	Healthcare Products
4,000	Cooper Cos., Inc.		$213,280
1,400	Cytyc Corp.[1]		60,354
10,000	Invacare Corp.		183,300
9,000	Steris Corp.		275,400

		9.2%	$732,334

	Healthcare Services
5,500	National Medical Health Card Systems Inc.[1]	1.1%	$87,780

	Household Products
1,500	WD-40 Co.	0.6%	$49,305

	Industrial Automation
3,000	Nordson Corp.	1.9%	$150,480

34	The accompanying notes are an integral part of these financial statements.

Shares	Common Stocks	Percent of Net Assets	Market Value
	Industrial Manufacturing
1,600	Teleflex Inc.	1.6%	$130,848

	Insurance Brokerage
12,000	Tower Group Inc.	4.8%	$382,800

	Machinery
2,500	Graco Inc.	1.3%	$100,700

	Medical Equipment
12,000	FoxHollow Technologies Inc.[1]		$254,880
12,000	LifeCell Corp.[1]		366,480

		7.8%	$621,360

	Networking Products
70,000	Zhone Technologies Inc.[1]	1.3%	$100,450

	Oil and Gas
8,000	Mitcham Industries Inc.[1]		$152,720
15,000	W&T Offshore Inc.		419,850

		7.2%	$572,570

	Pharmaceuticals
6,000	Axcan Pharma Inc.[1]		$115,980
4,000	ViroPharma Inc.[1]		55,200

		2.1%	$171,180

	Retail
20,000	Restoration Hardware Inc.[1]		$111,600
11,000	Tuesday Morning Corp.		135,960

		3.1%	$247,560

	Semiconductor Capital Equipment
20,000	Cascade Microtech Inc.[1]		$239,800
3,700	Cymer Inc.[1]		148,740

		4.9%	$388,540

	Semiconductors
11,000	Exar Corp.[1]		$147,400
10,000	Integrated Device Technology Inc.[1]		152,700
15,000	O2Micro International Ltd. (ADR)[1]		166,125
10,000	Omnivision Technologies Inc.[1]		181,100

		8.1%	$647,325

	Services
4,000	Bright Horizons Family Solutions Inc.[1]	2.0%	$155,640

The accompanying notes are an integral part of these financial statements.	35

THE PARNASSUS SMALL-CAP FUND

Portfolio of Investments by Industry Classification

June 30, 2007 (unaudited) continued

Shares	Common Stocks	Percent of Net Assets	Market Value
	Software
9,500	Avid Technology Inc.[1]		$335,825
4,500	TIBCO Software Inc.[1]		40,725
7,000	Transaction Systems Architects Inc.[1]		235,620

		7.7%	$612,170

	Telecommunications Equipment
10,000	Ciena Corp.[1]		$361,300
56,000	Powerwave Technologies Inc.[1]		375,200

		9.2%	$736,500

	Telecommunications
8,000	J2 Global Communications Inc.[1]	3.5%	$279,200

	Total investment in common stocks (cost $7,124,318)	97.9%	$7,811,663

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Registered Investment Companies—Money Market Funds

14,779	Janus Government Fund variable rate, 5.200%		$14,779
125,076	SSGA U.S. Government Fund variable rate, 4.930%		125,076

		1.8%	$139,855

	Total short-term securities (cost $139,855)	1.8%	$139,855

	Total securities (cost $7,264,173)	99.7%	$7,951,518

	Other assets and liabilities – net	0.3%	$27,064

	Total net assets	100.0%	$7,978,582

1	These securities are non-income producing.
Fund holdings will vary over time.
Fund	shares are not FDIC insured.

36	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS SMALL-CAP FUND

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets

Investments in common stocks, at market value (cost $7,124,318)	$7,811,663
Investments in short-term securities (at cost which approximates market value)	139,855
Cash	27,187
Receivables:
Dividends and interest	1,018
Capital shares sold	18,175
Other assets	15,584

Total assets	$8,013,482

Liabilities

Payable for investment securities purchased	18,480
Capital shares redeemed	8,959
Fees payable to Parnassus Investments	279
Professional fees payable	3,900
Accounts payable and accrued expenses	3,282

Total liabilities	$34,900

Net assets	$7,978,582

Net assets consist of

Undistributed net investment loss	(21,239)
Unrealized appreciation on securities	687,345
Accumulated net realized gain	100,648
Capital paid-in	7,211,828

Total net assets	$7,978,582

Computation of net asset value and offering price per share

Net asset value and redemption price per share ($7,978,582 divided by 416,661 shares)	$19.15

The accompanying notes are an integral part of these financial statements.	37

THE PARNASSUS SMALL-CAP FUND

Statement of Operations

Six Months Ended June 30, 2007 (unaudited)

Investment income

Dividends	$19,221
Interest	8,558

Total investment income	$27,779

Expenses

Investment advisory fees (note 5)	34,913
Transfer agent fees (note 5)	5,987
Fund administration (note 5)	2,409
Service provider fees (note 5)	2,940
Reports to shareholders	696
Registration fees and expenses	7,437
Custody fees	2,532
Professional fees	9,322
Trustee fees and expenses	31
Proxy voting fees	2,235
Pricing service fees	1,647
Other expenses	559

Total expenses	$70,708
Fees waived by Parnassus Investments (note 5)	(21,649)
Expense offset (note 6)	(41)

Net expenses	$49,018

Net investment loss	$(21,239)

Realized and unrealized gain (loss) on investments

Net realized gain from securities transactions	121,491
Net change in unrealized appreciation of securities	411,612

Net realized and unrealized gain on securities	$533,103

Net increase in net assets resulting from operations	$511,864

38	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS SMALL-CAP FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Income (loss) from operations

Net investment loss	$(21,239)	$(15,770)
Net realized gain from securities transactions	121,491	214,987
Net change in unrealized appreciation	411,612	234,930

Increase in net assets resulting from operations	$511,864	$434,147

Distributions

From net investment income	—	(207,925)
From realized capital gains	—	(12,114)

Dividends to shareholders	$—	$(220,039)

From capital share transactions

Increase in net assets from capital share transactions	2,198,186	3,829,874

Increase in net assets	$2,710,050	$4,043,982

Net assets

Beginning of period	5,268,532	1,224,550
End of period (including undistributed net investment loss of $21,239 and $0 respectively)	$7,978,582	$5,268,532

The accompanying notes are an integral part of these financial statements.	39

THE PARNASSUS MID-CAP FUND

Portfolio of Investments by Industry Classification

June 30, 2007 (unaudited)

Shares	Common Stocks	Percent of Net Assets	Market Value
	Apparel
6,000	Liz Claiborne Inc.	3.9%	$223,800

	Banks
3,500	Popular Inc.	1.0%	$56,245

	Biotechnology
2,700	Invitrogen Corp.[1]	3.4%	$199,125

	Computer Peripherals
9,000	Seagate Technology	3.4%	$195,930

	Computers
9,000	RadiSys Corp.[1]		$111,600
1,000	Sun Microsystems Inc.[1]		5,260

		2.0%	$116,860

	Financial Services
2,000	SLM Corp.	2.0%	$115,160

	Food Products
400	McCormick & Co., Inc.		$15,272
1,800	Sysco Corp.		59,382

		1.3%	$74,654

	Healthcare Products
1,500	St. Jude Medical Inc.[1]	1.1%	$62,235

	Healthcare Services
3,000	IMS Health Inc.		$96,390
3,000	Lincare Holdings Inc.[1]		119,550

		3.7%	$215,940

	Industrial Manufacturing
500	Teleflex Inc.	0.7%	$40,890

	Insurance
2,500	WR Berkley Corp.	1.4%	$81,350

	Medical Equipment
3,000	Patterson Cos., Inc.[1]		$111,810
1,500	Varian Medical Systems Inc.[1]		63,765

		3.0%	$175,575

	Natural Gas
3,000	Quicksilver Resources Inc.[1]	2.3%	$133,740

	Oil and Gas
2,500	Sunoco Inc.		$199,200
3,000	Ultra Petroleum Corp.[1]		165,720

		6.3%	$364,920

40	The accompanying notes are an integral part of these financial statements.

Shares	Common Stocks	Percent of Net Assets	Market Value
	Pharmaceuticals
4,000	Barr Pharmaceuticals Inc.[1]		$200,920
4,500	Endo Pharmaceuticals Holdings Inc.[1]		154,035
1,000	McKesson Corp.		59,640
5,000	Omnicare Inc.		180,300
6,000	Pharmaceutical Product Development Inc.		229,620
1,000	Valeant Pharmaceuticals International Inc.		16,690

		14.4%	$841,205

	Retail
1,400	Bed Bath & Beyond Inc.[1]		$50,386
7,500	Foot Locker Inc.		163,500
2,000	The Gap Inc.		38,200
7,000	Whole Foods Market Inc.		268,100

		9.0%	$520,186

	Semiconductors
6,500	Altera Corp.[1]		$143,845
5,000	Integrated Device Technology Inc.[1]		76,350
8,000	Linear Technology Corp.		289,440
2,000	Microchip Technology Inc.		74,080
21,000	Micron Technology Inc.[1]		263,130
100	NVIDIA Corp.[1]		4,131
5,000	Xilinx Inc.		133,850

		17.0%	$984,826

	Software
1,000	Akamai Technologies Inc.[1]		$48,640
2,200	Autodesk Inc.[1]		103,576
10,000	BEA Systems Inc.[1]		136,900
6,000	Citrix Systems Inc.[1]		202,020
7,000	Intuit Inc.[1]		210,560
7,000	Symantec Corp.[1]		141,400

		14.4%	$843,096

	Telecommunications Services
100	Amdocs Ltd.[1]	0.1%	$3,982

	Telecommunications
15,000	JDS Uniphase Corp.[1]	3.5%	$201,450

	Total investment in common stocks (cost $5,152,016)	93.9%	$5,451,169

The accompanying notes are an integral part of these financial statements.	41

THE PARNASSUS MID-CAP FUND

Portfolio of Investments by Industry Classification

June 30, 2007 (unaudited) continued

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Registered Investment Companies—Money Market Funds

1	Janus Government Fund variable rate, 5.200%		$1
1	SSGA U.S. Government Fund variable rate, 4.930%		1

		0.0%	$2

	Total short-term securities (cost $2)	0.0%	$2

	Total securities (cost $5,152,018)	93.9%	$5,451,171

	Other assets and liabilities – net	6.1%	$355,888

	Total net assets	100.0%	$5,807,059

1	These securities are non-income producing.

Fund holdings will vary over time.

Fund shares are not FDIC insured.

42	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS MID-CAP FUND

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Assets

Investments in common stocks, at market value (cost $5,152,016)	$5,451,169
Investments in short-term securities (at cost which approximates market value)	2
Cash	362,370
Receivables:
Dividends and interest	826
Capital shares sold	19,764
Other assets	17,979

Total assets	$5,852,110

Liabilities

Payable for investment securities purchased	32,250
Capital shares redeemed	2,538
Fees payable to Parnassus Investments	412
Professional fees payable	4,052
Accounts payable and accrued expenses	5,799

Total liabilities	$45,051

Net assets	$5,807,059

Net assets consist of

Undistributed net investment loss	(15,289)
Unrealized appreciation on securities	299,153
Accumulated net realized gain	163,367
Capital paid-in	5,359,828

Total net assets	$5,807,059

Computation of net asset value and offering price per share

Net asset value and redemption price per share ($5,807,059 divided by 311,108 shares)	$18.67

The accompanying notes are an integral part of these financial statements.	43

THE PARNASSUS MID-CAP FUND

Statement of Operations

Six Months Ended June 30, 2007 (unaudited)

Investment income

Dividends	$13,143
Interest	3,397

Total investment income	$16,540

Expenses

Investment advisory fees (note 5)	19,217
Transfer agent fees (note 5)	3,765
Fund administration (note 5)	1,560
Service provider fees (note 5)	2,825
Reports to shareholders	696
Registration fees and expenses	4,958
Custody fees	2,558
Professional fees	9,292
Trustee fees and expenses	14
Proxy voting fees	2,235
Pricing service fees	1,647
Other expenses	494

Total expenses	$49,261
Fees waived by Parnassus Investments (note 5)	(15,778)
Expense offset (note 6)	(1,654)

Net expenses	$31,829

Net investment loss	$(15,289)

Realized and unrealized gain (loss) on investments

Net realized gain from securities transactions	161,213
Net change in unrealized appreciation of securities	179,208

Net realized and unrealized gain on securities	$340,421

Net increase in net assets resulting from operations	$325,132

44	The accompanying notes are an integral part of these financial statements.

THE PARNASSUS MID-CAP FUND

Statement of Changes in Net Assets

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Income (loss) from operations

Net investment loss	$(15,289)	$(3,967)
Net realized gain from securities transactions	161,213	52,256
Net change in unrealized appreciation	179,208	108,957

Increase in net assets resulting from operations	$325,132	$157,246

Distributions

From net investment income	—	(38,657)
From realized capital gains	—	(7,481)

Dividends to shareholders	$—	$(46,138)

From capital share transactions

Increase in net assets from capital share transactions	3,073,111	1,657,306

Increase in net assets	$3,398,243	$1,768,414

Net assets

Beginning of period	2,408,816	640,402
End of period (including undistributed net investment loss of $15,289 and $0 respectively)	$5,807,059	$2,408,816

The accompanying notes are an integral part of these financial statements.	45

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization and Significant Accounting Policies

The Parnassus Funds (the “Trust”), formerly The Parnassus Fund, is a Massachusetts Business Trust registered under the Investment Company Act of 1940 as a diversified, open-end investment management company comprised of four separate funds (the “funds”), each offering separate shares. The Parnassus Fund began operations on December 27, 1984. The Parnassus Workplace Fund, the Parnassus Small-Cap Fund and the Parnassus Mid-Cap Fund began operations on April 29, 2005.

Securities Valuations

Equity securities that are listed or traded on a national securities exchange are stated at market value, based on recorded closing sales on the exchange or on the Nasdaq’s National Market System official closing price. In the absence of a recorded sale, and for over-the-counter securities, equity securities are stated at the mean between the last recorded bid and asked prices. Long-term, fixed-income securities are valued each business day using prices based on procedures established by independent pricing services and approved by the Board of Trustees (the “Trustees”). Fixed-income securities with an active market are valued at the “bid” price where such quotes are readily available from brokers and dealers, and are representative of the actual market for such securities. Other fixed-income securities experiencing a less active market are valued by the pricing services based on methods which include consideration of trading in securities of comparable yield, quality, coupon, maturity and type, as well as indications as to values from dealers and other market data without exclusive reliance upon quoted prices or over-the-counter prices, since such valuations are believed to reflect more accurately the value of such securities. Short-term investments in U.S. Government Agency discount notes, certificates of deposit, community development loans and other community development investments are valued at amortized cost, which approximates market value. Investments in registered investment companies are valued at their net asset value.

Investments where market quotations are not readily available are priced at their fair value, in accordance with procedures established by the Trustees. In determining fair value, the Trustees may consider a variety of information including, but not limited to, the following: price based upon a multiple of earnings or sales, fundamental analytical data and an evaluation of market conditions. A valuation adjustment is applied to certificates of deposit, community development loans and other community development investments as an estimate of potential penalties for early withdrawal.

Federal Income Taxes

The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to shareholders. Therefore, no federal income tax provision is required. Income distributions and capital-gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Securities Transactions

Securities transactions are recorded on the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are determined on the basis of first-in, first-out for both financial statement and federal income tax purposes.

Investment Income, Expenses and Distributions

Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method, which approximates the interest method. Expenses are recorded on an accrual basis. Distributions to shareholders are recorded on the record date.

Securities Lending

The Parnassus Fund lends securities to approved financial institutions to earn additional income and receives cash and/or securities as collateral to secure the loans. Collateral is maintained at not less than 102% of the value of loaned securities. Although the risk of lending is mitigated by the collateral, the fund could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them.

Community Development Investment Programs

The Parnassus Funds may each invest up to 2% of their assets in community investments and community-development loan funds. Each of the Funds may invest in obligations issued by community loan funds at below-market interest rates if the projects financed have a positive social impact. Generally, there is no secondary market on loan funds and thus these are considered illiquid because they may not be able to be sold within seven days.

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes – an interpretation of FASB No.109, which establishes a minimum threshold for income tax benefits to be recognized on the financial statements. These tax benefits must meet a “more likely than not” threshold, which means that based on technical merits, they have a more than 50% likelihood of being sustained upon examination by the tax authority. Tax benefits meeting this threshold will be measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority. FASB Interpretation No. 48 is effective for periods beginning after December 15, 2006, and was adopted by the funds on January 1, 2007. The adoption had no effect on the funds’ financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No.157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the funds’ financial statement disclosures.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

2. Tax Matters and Distributions

At June 30, 2007, the cost of investments in long-term securities, and net unrealized appreciation (depreciation), for income tax purposes were as follows:

	Parnassus Fund	Workplace Fund	Small-Cap Fund	Mid-Cap Fund
Cost of investment	$268,412,140	$2,618,289	7,161,475	5,159,848
Unrealized appreciation	45,080,776	323,567	941,852	454,325
Unrealized depreciation	(10,756,766)	(65,017)	(291,664)	(163,004)
Net unrealized appreciation	$34,324,010	$258,550	$650,188	$291,321

The Parnassus Fund had available for federal income tax purposes unused capital losses of $10,627,276 expiring in 2011, $2,413,315 expiring in 2012. The Parnassus Fund and the Small-Cap Fund incurred $1,190,164 and $1,914 of post-October capital losses as of December 31, 2006, respectively, which are deferred until 2007 for tax purposes.

Net investment income and realized gains differ for financial statements and tax purposes primarily due to differing treatments of wash sales.

3. Capital Stock

Parnassus Fund: As of June 30, 2007, there were an unlimited number of authorized shares of capital stock, no par value. Paid-in capital aggregated $269,976,832. Transactions in capital stock (shares) were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	247,227	$9,188,550	1,804,945	$64,141,094
Shares issued through dividend reinvestment	—	—	—	—
Shares repurchased	(1,860,977)	(70,651,757)	(1,714,610)	(57,837,992)
Net increase (decrease)	(1,613,750)	$(61,463,207)	90,355	$6,303,102

Workplace Fund: As of June 30, 2007, there were an unlimited number of authorized shares of capital stock, no par value. Paid-in capital aggregated $2,580,824. Transactions in capital stock (shares) were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	50,777	$886,466	79,493	$1,322,483
Shares issued through dividend reinvestment	—	—	5,582	96,484
Shares repurchased	(29,197)	(514,382)	(11,973)	(199,884)
Net Increase	21,580	$372,084	73,102	$1,219,083

Small-Cap Fund: As of June 30, 2007, there were an unlimited number of authorized shares of capital stock, no par value. Paid-in capital aggregated $7,211,828. Transactions in capital stock (shares) were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	181,695	$3,282,407	223,478	$3,958,816
Shares issued through dividend reinvestment	—	—	11,938	216,762
Shares repurchased	(58,717)	(1,084,221)	(19,415)	(345,704)
Net increase	122,978	$2,198,186	216,001	$3,829,874

Mid-Cap Fund: As of June 30, 2007, there were an unlimited number of authorized shares of capital stock, no par value. Paid-in capital aggregated $5,359,828. Transactions in capital stock (shares) were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	195,539	$3,497,574	99,348	$1,693,819
Shares issued through dividend reinvestment	—	—	2,613	45,691
Shares repurchased	(23,224)	(424,463)	(5,038)	(82,204)
Net increase	172,315	$3,073,111	96,923	$1,657,306

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. Purchases and Sales of Securities

Purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended June 30, 2007 were as follows:

	Purchases	Sales
Parnassus Fund	$116,962,768	$180,886,958
Workplace Fund	$1,680,073	$1,037,417
Small-Cap Fund	$4,616,636	$2,168,121
Mid-Cap Fund	$4,484,473	$1,503,412

5. Investment Advisory Agreement and Transactions with Affiliates

Under terms of an agreement which provides for furnishing investment management and advice to the funds, Parnassus Investments is entitled to receive fees payable monthly, based on each fund’s average daily net assets for the month, at the following annual rates:

Parnassus Fund: 1.00% of the first $10,000,000, 0.75% of the next $20,000,000, 0.70% of the next $70,000,000, 0.65% of the next $100,000,000, and 0.60% of the remaining balance. Workplace Fund and Mid-Cap Fund: 0.85% of the first $100,000,000, 0.80% of the next $100,000,000, 0.75% of the next $300,000,000 and 0.70% of the amount above $500,000,000. Small-Cap Fund: 1.00% of the first $100,000,000, 0.90% of the next $100,000,000, 0.85% of the next $300,000,000 and 0.80% of the amount above $500,000,000. For the six-month period ended June 30, 2007, Parnassus Investments has contractually agreed to reduce its investment advisory fee through May 1, 2008 to the extent necessary to limit total operating expenses to 0.99% of net assets for the Parnassus Fund, 1.20% of net assets for the Workplace Fund and 1.40% of net assets for the Small-Cap Fund and the Mid-Cap Fund.

As a result of fee waivers, the investment advisory fee for the six-month period ended June 30, 2007 was 0.63% and Parnassus Investments received net advisory fees totaling $1,009,706 for the Parnassus Fund. For the Workplace Fund advisory fees were waived as a result of the contractual expense limitation. For the Small-Cap Fund the net investment advisory fee was 0.38% and Parnassus Investments received net advisory fees of $13,264. For the Mid-Cap Fund the net investment advisory fee was 0.15% and Parnassus Investments received net advisory fees of $3,439.

Parnassus Investments receives fees under terms of a separate agreement which provides for furnishing transfer agent and fund administration services to the funds. The transfer agent fee was $2.50 per month per account plus any out-of-pocket expenses. The funds pay the monthly fee based on the number of accounts on record at each month-end. The fund administration reflects annual rates based on net assets for all funds managed by Parnassus Investments and was allocated based on respective fund net assets. The annualized fund administration services fee was 0.07% of average net assets under this new agreement for the six-month period ended June 30, 2007.

Parnassus Investments may also arrange for third parties to provide certain services, including account maintenance, recordkeeping and other personal services to their clients who invest in the funds. For these services, the funds may pay service providers an aggregate service fee on invested accounts at a rate not to exceed 0.25% per annum of the average daily net assets.

Jerome L. Dodson is the president of the Trust and is the president and majority shareholder of Parnassus Investments. As of June 30, 2007, 14%, 6% and 7% of the capital shares of the Workplace Fund, the Small-Cap Fund and the Mid-Cap Fund, respectively, represent initial capital investments held by Parnassus Investments and Jerome L. Dodson.

6. Expense Offset Arrangement

The funds have entered into an arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the custodian fees. During the six-month period ended June 30, 2007, the custodian fees were reduced as indicated in the statements of operations.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. Financial Highlights

Selected data for each share of capital stock outstanding, total return and ratios/supplemental data for the six-month period ended June 30, 2007 and each of the five years ended December 31 are as follows:

Parnassus Fund (d)

	June 30, 2007 (unaudited)		2006		2005		2004	2003	2002
Net asset value at beginning of year	$36.23		$31.68		$31.09		$30.05	$25.79	$36.99
Income (loss) from operations:
Net investment income (loss) (c)	(0.01)		(0.04)		0.16		0.12	0.02	0.14
Net realized and unrealized gain (loss) on securities	3.44		4.59		0.63		1.05	4.32	(10.51)
Total from investment operations	3.43		4.55		0.79		1.17	4.34	(10.37)
Distributions:
Dividends from net investment income	—		—		(0.20)		(0.13)	(0.08)	—
Distributions from net realized gains on securities	—		—		—		—	—	(0.83)
Total distributions	—		—		(0.20)		(0.13)	(0.08)	(0.83)
Net asset value at end of period	$39.66		$36.23		$31.68		$31.09	$30.05	$25.79
Total return(a)	9.47%		14.36%		2.55%		3.89%	16.83%	(28.05)%
Ratios/supplemental data:
Ratio of gross expenses to average net assets	1.02	%(b)	1.01%		1.03%		0.99%	1.03%	1.06%
Ratio of net expenses to average net assets (net of waiver and credit offset arrangements)	0.99	%(b)(f)	0.99	%(f)	0.99	%(f)	0.99%	0.99%	1.00%
Ratio of net investment income (loss) to average net assets	(0.04	)%(b)	(0.13)%		0.53%		0.40%	0.07%	0.45%
Portfolio turnover rate	36.90%		141.98%		136.07%		119.80%	61.33%	142.04%
Net assets, end of year (000s)	$305,618		$337,646		$292,384		$339,893	$369,555	$303,207

Workplace Fund

	June 30, 2007 (unaudited)		2006	2005(e)
Net asset value at beginning of period	$17.05		$15.49	$15.00
Income (loss) from operations:
Net investment income (loss)(c)	(0.01)		0.02	0.04
Net realized and unrealized gain on securities	1.15		2.28	0.50
Total from investment operations	1.14		2.30	0.54
Distributions:
Dividends from net investment income	—		(0.61)	(0.05)
Distributions from net realized gains on securities	—		(0.13)	—
Total distributions	—		(0.74)	(0.05)
Net asset value at end of period	$18.19		$17.05	$15.49
Total return(a)	6.69%		14.84%	3.60%
Ratios/supplemental data:
Ratio of gross expenses to average net assets	2.98	%(b)	4.04%	6.91	%(b)
Ratio of net expenses to average net assets (net of waiver and credit offset arrangements)(f)	1.20	%(b)	1.20%	1.20	%(b)
Ratio of net investment income (loss) to average net assets	(0.15	)%(b)	0.12%	0.39	%(b)
Portfolio turnover rate	39.26%		96.93%	27.55	%(a)
Net assets, end of year (000s)	$2,912		$2,362	$1,013

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Small-Cap Fund

	June 30, 2007 (unaudited)		2006	2005(e)
Net asset value at beginning of period	$17.94		$15.76	$15.00
Income (loss) from operations:
Net investment loss(c)	(0.06)		(0.10)	(0.03)
Net realized and unrealized gain on securities	1.27		3.07	1.18
Total from investment operations	1.21		2.97	1.15
Distributions:
Dividends from net investment income	—		(0.74)	(0.39)
Distributions from net realized gains on securities	—		(0.05)	—
Total distributions	—		(0.79)	(0.39)
Net asset value at end of period	19.15		$17.94	$15.76
Total return(a)	6.74%		18.78%	7.65%
Ratios/supplemental data:
Ratio of gross expenses to average net assets	2.02	%(b)	3.03%	7.27	%(b)
Ratio of net expenses to average net assets (net of waiver and credit offset arrangements)(f)	1.40	%(b)	1.40%	1.40	%(b)
Ratio of net investment loss to average net assets	(0.61	)%(b)	(0.56)%	(0.27	)%(b)
Portfolio turnover rate	32.55%		125.00%	86.20	%(a)
Net assets, end of year (000s)	$7,979		$5,269	$1,225

Mid-Cap Fund

	June 30, 2007 (unaudited)		2006	2005(e)
Net asset value at beginning of period	$17.36		$15.30	$15.00
Income (loss) from operations:
Net investment income (loss)(c)	(0.06)		(0.06)	0.04
Net realized and unrealized gain on securities	1.37		2.47	0.44
Total from investment operations	1.31		2.41	0.48
Distributions:
Dividends from net investment income	—		(0.29)	(0.04)
Distributions from net realized gains on securities	—		(0.07)	(0.14)
Total distributions	—		(0.36)	(0.18)
Net asset value at end of period	$18.67		$17.36	$15.30
Total return(a)	7.55%		15.78%	3.22%
Ratios/supplemental data:
Ratio of gross expenses to average net assets	2.17	%(b)	5.29%	9.03	%(b)
Ratio of net expenses to average net assets (net of waiver and credit offset arrangements)(f)	1.40	%(b)	1.40%	1.40	%(b)
Ratio of net investment income (loss) to average net assets	(0.67	)%(b)	(0.35)%	0.37	%(b)
Portfolio turnover rate	36.77%		122.04%	31.41	%(a)
Net assets, end of year (000s)	$5,807		$2,409	$640

(a)	Not annualized for periods less than one year.
(b)	Annualized.
(c)	Net investment income per share is based on average daily shares outstanding.
(d)	Prior to May 1, 2004, the Parnassus Fund charged a sales load of a maximum of 3.5%, which is not reflected in the total overall return figures.
(e)	The Small-Cap Fund, the Mid-Cap Fund and the Workplace Fund commenced operations on April 29, 2005 and the period shown is from April 29, 2005 through December 31, 2005.
(f)	For the periods ended, Parnassus Investments has contractually limited expenses to an annualized rate of 0.99% for the Parnassus Fund, 1.20% for the Workplace Fund and 1.40% for the Small-Cap Fund and the Mid-Cap Fund (see note 5 for details).

ADDITIONAL INFORMATION (unaudited)

Investment Advisory Agreement Renewal

The Board of Trustees of the Parnassus Funds approved the continuation of the Parnassus Fund’s investment advisory agreement with Parnassus Investments. Prior to approving the continuation of the investment advisory agreement, the Board considered:

•	the nature, extent and quality of the services provided by Parnassus Investments

•

the degree to which the Parnassus Fund, the Parnassus Workplace Fund, the Parnassus Small-Cap Fund and the Parnassus Mid-Cap Fund are being managed in accordance with each fund’s stated investment objective

•	the investment performance of each of the Parnassus Funds

•	the cost of the services to be provided and profits to be realized by Parnassus Investments from its relationship with each of the Parnassus Funds

•	the extent to which economies of scale would be realized as each of the Parnassus Funds grew and whether fee levels reflect these economies of scale

•	the expense ratio of each of the Parnassus Funds

•	the manner in which portfolio transactions for the Parnassus Funds are conducted, including the use of soft dollars

In considering the nature, extent and quality of the services provided by Parnassus Investments, the Board of Trustees reviewed written and oral reports prepared by Parnassus Investments describing the portfolio management, shareholder communication and servicing, prospective shareholder assistance and regulatory compliance services provided by Parnassus Investments to the Parnassus Funds, and a written report prepared by Lipper, Inc. comparing aspects of the portfolio management services provided by Parnassus Investments to similar services provided to comparable mutual funds. The Board concluded that Parnassus Investments was providing essential services to the Parnassus Funds. In particular, the Board concluded that Parnassus Investments was preparing reports to shareholders in addition to those required by law.

The Trustees compared the performance of each of the Parnassus Funds to benchmark indices over various periods of time and to comparable mutual funds as determined by Lipper, Inc. and concluded that the overall performance of each fund warranted the continuation of the investment advisory agreement.

ADDITIONAL INFORMATION (unaudited) continued

In concluding that the advisory fees payable by each of the Parnassus Funds were reasonable, the Trustees reviewed a report of the costs of services provided, and the profits realized, by Parnassus Investments, from its relationship with each fund and concluded that such profits were reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases. The Trustees also reviewed reports comparing each fund’s expense ratio and advisory fees paid by each fund to those of other comparable mutual funds and concluded that the advisory fee paid by each fund and each fund’s expense ratio were within the range of comparable mutual funds. The Trustees noted that the investment advisory fee contained a number of breakpoints in an effort to reflect economies of scale that might be realized as each fund grew.

The Board reviewed reports discussing the manner in which portfolio transactions for the Parnassus Funds were conducted, including the use of soft dollars. Based on these reports, the Board concluded that the research obtained by Parnassus Investments was beneficial to the Parnassus Funds and that Parnassus Investments was executing each fund’s portfolio transactions in a manner designed to obtain best execution for the Parnassus Funds.

Proxy Disclosures

Parnassus proxy voting policies and procedures are available, without charge, on our website (www.parnassus.com), on the Securities and Exchange Commission’s website (www.sec.gov), and by calling us at (800) 999–3505. On the Parnassus website you can also find a record of our votes cast at shareholder meetings.

Quarterly Portfolio Schedule

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The quarterly portfolio holdings are available on the Securities and Exchange Commission’s website (www.sec.gov). The funds’ Form N-Q may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC–0330.

THE PARNASSUS FUNDS

The Funds that do well by doing good

One Market – Steuart Tower, Suite 1600 San Francisco, CA 94105

(800) 999-3505 (415) 778-0200

www.parnassus.com

Investment Adviser Parnassus Investments One Market – Steuart Tower Suite 1600 San Francisco, CA 94105

Independent Registered Public Accounting Firm Deloitte & Touche LLP 50 Fremont Street San Francisco, CA 94105

Legal Counsel Foley & Lardner LLP 777 E. Wisconsin Ave. Milwaukee, WI 53202

Distributor Parnassus Investments One Market – Steuart Tower Suite 1600 San Francisco, CA 94105

This report must be preceded or accompanied by a current prospectus.

Recycled Paper

Item 2: Code of Ethics

Not applicable for semi-annual reports. The information required by this Item is only required in an annual report on Form N-CSR.

Item 3: Audit Committee Financial Expert

Not applicable for semi-annual reports. The information required by this Item is only required in an annual report on Form N-CSR.

Item 4: Principal Accountant Fees and Services

Not applicable for semi-annual reports. The information required by this Item is only required in an annual report on Form N-CSR.

Item 5: Not applicable.

Item 6: Included as part of the report to shareholders filed under Item 1 of this form.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: For the purposes of this Item, there have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11: Controls and Procedures.

(a) The registrant’s certifying officers have reasonably designed disclosure controls and procedures to ensure material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared. The registrant’s certifying officers have determined that the registrant’s disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting, or in other factors that could significantly affect these controls, that occurred during the registrant’s first fiscal half-year, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits attached hereto.

(a)(1) Code of Ethics - Not applicable for semi-annual reports.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350). A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference – Filed as an attachment to this filing.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Parnassus Funds

Date: August 15, 2007	By:	/s/ Jerome L. Dodson
Jerome L. Dodson President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 15, 2007	By:	/s/ Jerome L. Dodson
Jerome L. Dodson President

Date: August 15, 2007	By:	/s/ Debra A. Early
Debra A. Early Principal Accounting Officer